APPENDIX I                       UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    FORM 24F-2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1. Name and address of issuer:

         Eaton Vance Municipals Trust II
         24 Federal Street
         Boston, Massachusetts  02110

2.The name of each series or class of securities for which this Form is filed (state "All Series" if Form is being filed for all series):

         Eaton Vance Florida Insured Municipals Fund
         Eaton Vance Hawaii Municipals Fund
         Eaton Vance Kansas Municipals Fund
         Eaton Vance High Yield Municipals Fund

3. Investment Company Act File Number:
                                 811-8134

    Securities Act File Number:
                                 33-7132

4(a). Last day of fiscal year for which this Form is filed:

                                 01/31/99

4(b). Is this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year)?
                                    No

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) Is this the last time the issuer will be filing this Form?

                                    No

5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):                $$159,704,833

(ii)  Aggregate price of securities redeemed or
repurchased during the fiscal yea      $   $60,807,059

(iii)  Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:                     $            $0

(iv)  Total available redemption credits [add items 5($$60,807,059

(v)    Net sales - if item 5(i) is greater than item 5(iv)
[subtract item 5(iv) from item 5(i)]:                  $98,897,774

(vi)   Redemption credits available for use in future years -
if item 5(i) is less than item 5(iv) [subtract item
5(iv) from item 5(i)]:                 $           $0

(vii)  Multiplier for determining registration fee (Sex   .000278

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):                                = $27,493.58


6. Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recession of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years,
then state that number here:


7. Interest due - if this Form is being filed more than 90 days after the end
of the issuer's fiscal year (See Instruction D):                $0


8. Total of the amount of the registration fee due plus any interest
due [line 5(viii) plus line 7]:                         $27,493.58


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                              N/A
Method of deliverWire Transfer
                 Mail or other means

Signatures

This report has been signed below by the following persons on behalf of the issuer
and in the capacities and on the dates indicated.


Barbara E. Campbell
Assistant Treasurer

Date: 3/26/99